CONCENTRATION OF RISKS	6 Months Ended
Jun. 30, 2025
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and restricted cash. As of June 30, 2025, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in mainland China, Hong Kong, Ethiopia and United States, which management believes are of high credit quality.

Concentration of customers

For the six months ended June 30, 2024 and 2025, the customers accounted for 10% or more of the Group’s revenues generated from continuing operations were as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
A	21.3%	10.2%
B	* %	19.3%
C	10.5%	* %
D	11.3%	16.7%

3.    CONCENTRATION OF RISKS (continued)

Concentration of customers (continued)

As of December 31, 2024 and June 30, 2025, the customers accounted for 10% or more of the Group’s accounts receivable generated from continuing operations were as follows:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
A	29.4%	25.6%
B	* %	21.2%
C	19.3%	40.1%
D	28.9%	* %

Concentration of suppliers

For the six months ended June 30, 2024 and 2025, the supplier accounted for 10% or more of the Group’s costs incurred for continuing operations was as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
A	43.6%	57.5%

As of December 31, 2024 and June 30, 2025, the suppliers accounted for 10% or more of the Group’s accounts payable from continuing operations were as follows:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
A	100%	100%

*Less than 10%